FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	¥ 58,568
Liabilities measured at fair value on recurring basis	1,793,894	¥ 4,803,286
Short-term investments - Wealth management product
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,879
Available for sale debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	42,689
2026 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		3,381,686
2027 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,793,894	1,421,600
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		3,381,686
Quoted prices in active markets for identical assets and liabilities (Level 1) | 2026 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		3,381,686
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,879
Significant other observable inputs (Level 2) | Short-term investments - Wealth management product
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,879
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	42,689
Liabilities measured at fair value on recurring basis	1,793,894	1,421,600
Unobservable inputs (Level 3) | Available for sale debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	42,689
Unobservable inputs (Level 3) | 2027 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	¥ 1,793,894	¥ 1,421,600